Income Tax	12 Months Ended
Dec. 31, 2023
Deferred tax expense (income) [abstract]
Income Tax	INCOME TAX
Financial detail
As of December 31, 2023 and 2022, corporate income tax payable by the Parent company GENFIT SA amounted to €23 and €4,906, respectively, which is recognized as "Other current tax liabilities" in the consolidated financial statements. It should be noted that in 2022 the Company recorded an income tax receivable of €5,282, related to previous years, in "Trade and other receivables" in the consolidated statement of financial position. In 2023, the Company presented the amounts net on the financial statements to reflect the net income tax filing position.
We benefited from a reduced tax rate on part of the income from the licensing agreement signed with Ipsen pursuant to Article 238 of the French Tax Code.
The determination of the income tax expense recognized in the consolidated financial statements, which amounted to (an expense) of €380 for 2023, is summarized in the table "Effective tax rate" hereunder.
Change in legislation
In 2017, the United States Congress passed the Tax Cuts and Jobs Act of 2017, which included a tax law change on Section 174 of the Internal Revenue Code. Research and development costs specified under Section 174 of the Code must be capitalized and amortized pro rata over 5 years for domestic expenditures and 15 years for foreign expenditures. Said provision came into effect for tax years commencing after December 31, 2021.
Effective tax rate

	Year ended
(in € thousands)	2021/12/31	2022/12/31	2023/12/31
Net profit (loss)	67,259	(23,719)	(28,894)
Income tax benefit (expense)	(2,215)	116	(380)
Net profit (loss) before tax	69,474	(23,836)	(28,514)
Tax rate in France	27.37%	25.00%	25.00%
Theoretical tax benefit (expense)	(19,018)	5,959	7,129
Increase / decrease in tax benefit arising from :
Tax credits	1,512	1,504	1,452
Permanent differences	833	(31)	(153)
Differences between rates	7,323	(67)	(840)
Tax losses for the period, unrecognised as deferred tax assets	0	(7,037)	(7,832)
Utilisation of previously unrecognised tax losses	5,590	0	0
IFRS adjustments without tax incidence	(129)	(61)	(145)
Non recognition of deffered tax assets related to temporary differences	(24)	331	454
Recognition of deferred tax assets against deferred tax liabilities	430	(453)	(418)
Tax effects related to the renegociation of the convertible debt	1,370	0	0
Other	(102)	(29)	(28)
Income tax benefit (expense) recognised in profit or loss	(2,215)	116	(380)
Effective income tax rate	(3.19)%	(0.49)%	1.33%
Tax Inspection
We are subject to a tax audit by the French revenue service on our tax returns or operations subject to review on the 2019 and 2020 periods (including the Research Tax Credit claimed for these periods), which started on December 10, 2021 and is still ongoing at the date of this document.
As of December 2023, on the consolidated statement of financial position, the total amount corresponding to line item "Trade and other receivables" is €32,707. Of this amount, per Note 16 - "Trade and other receivables", the amount corresponding to subcategory "Research tax credit" is €12,200. The breakdown of this amount is as follows:
•€5,807 relating to 2023,
•€6,017 relating to 2022, and
•€372 relating to 2021 (€5,282 relating to 2021, netted against the related tax payable balance of €4,906).
This balance has not yet been reimbursed as there is currently a tax inspection taking place by the French tax authorities.
Losses available for offsetting against future taxable income
At December 31, 2023, 2022 and 2021, the tax loss carry forwards for the Company amounted to €523,392, €477,149 and €449,679, respectively.
Such carry forwards can be offset against future taxable profit within a limit of €1.0 million per year plus 50% of the profit exceeding this limit. Remaining unused losses will continue to be carried forward indefinitely.
In 2021, the amount of tax loss carry forwards used to offset taxable profit were €33.7 million.
Deferred tax assets and liabilities
The Group's main sources of deferred tax assets and liabilities as of December 31, 2022 and 2023 related to:
•Temporary differences, recognized:
◦OCEANEs: a deferred tax liability for €1,770 and €1,183 as of December 31, 2022 and 2023, respectively, and a deferred tax asset for €1,260 and €842 as of December 31, 2022 and 2023,
◦Linked to other sources (tax-driven amortization): a deferred tax liability of €113.
•Temporary differences, unrecognized
◦Post-employment benefits: a deferred tax asset for €195 and €244, as of December 31, 2022 and 2023, respectively,
◦GENFIT Corp: a deferred tax asset for €1,275 as of December 31, 2023.
•Tax loss carry forwards
◦The Group also has tax loss carry forwards losses which have not been recognized as deferred tax in the assets of the consolidated statement of financial position to the uncertainties related to the possibility of its use in the future (see above Note 11.1 - "Income Tax - Losses available for offsetting against future taxable income").
Deferred taxes detail
The Company offsets its deferred tax assets and liabilities as permitted by IAS 12, resulting in a net deferred tax liability of €455 as of December 31, 2023 (€510 as of December 31, 2022).

	As of	Impact on	Impact on the	As of
(in € thousands)	2021/12/31	equity	profit/loss	2022/12/31
Deferred tax liabilities / convertible loan OCEANE	(2,315)	—	545	(1,770)
Deferred tax assets / convertible loan OCEANE	1,712	—	(453)	1,260
Deferred tax liabilities / exceptional depreciation on acquisition costs	—	—	—	—
TOTAL	(602)	—	93	(510)

	As of	Impact on	Impact on the	As of
(in € thousands)	2022/12/31	equity	profit/loss	2023/12/31
Deferred tax liabilities / convertible loan OCEANE	(1,770)	—	586	(1,183)
Deferred tax assets / convertible loan OCEANE	1,260	—	(418)	842
Deferred tax liabilities / exceptional depreciation on acquisition costs	—	—	(113)	(113)
TOTAL	(510)	—	55	(455)
Other than as it relates to deferred tax assets recognized based on the available deferred tax liabilities, no other deferred tax asset has been recognized as it is not probable that taxable profit will be available to offset deductible temporary differences and tax loss carry forwards.